2. Loss Per Share	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Earnings Per Share [Text Block]
2. Loss Per Share

The following table sets forth the computation for basic and diluted loss per share for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Numerator:
Net loss available to common stockholders	$(55,634)	$(18,262)	$(22,329)
Denominator:
Basic earnings per share - weighted average common shares	3,329,523	3,311,291	3,301,016
Effect of dilutive securities - stock options	-0-	-0-	463
Diluted earnings per share - adjusted weighted average common shares	3,329,523	3,311,291	3,301,479
Net loss per share available to common stockholders
Basic	$(16.71)	$(5.52)	$(6.76)
Diluted	$(16.71)	$(5.52)	$(6.76)

The following shares were not considered in computing diluted earnings per share for the years ended December 31, 2011, 2010 and 2009 because they were anti-dilutive:

	2011	2010	2009

Stock options to purchase shares of common stock	360,308	555,277	519,777

Average dilutive potential common shares associated with common stock warrants	155,025	155,025	155,025